Accounts receivable, net	6 Months Ended
Mar. 31, 2022
Accounts receivable, net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	March 31,	September 30,
	2022	2021
	(unaudited)
Trade accounts receivable	$11,132,532	$12,375,425
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$11,132,532	$12,375,425

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products and biomass electricity are sold and delivered to customers.